Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Cash And Cash Equivalents

(in €‘000)	December 31, 2021	December 31, 2020
Cash at bank	24,652	8,274
Total	24,652	8,274